MANAGEMENT OF FINANCIAL RISK - BRAZILIAN DEBENTURES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	$ (127,707)
Total indebtedness	$ 616,811